Taxes - Schedule of Reconciles PRC Statutory Effective Tax Rate (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciles PRC Statutory Effective Tax Rate [Abstract]
Taxed at PRC statutory tax rates	25.00%	25.00%
Tax effect of expenses not deductible for tax purpose	0.00%	(10.80%)
Tax effect of different tax rate for operating in another jurisdiction	(4.00%)	(3.40%)
Valuation allowance	2.20%
Others	0.00%	(24.00%)
Total provision for income taxes	23.20%	(13.20%)